Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Earnings (loss) from continuing operations	$ 889	$ (71)	$ 1,626	$ 947
Adjustments for:
Depreciation	29	38	59	76
Share of post-tax (earnings) losses in equity method investments	(419)	825	(989)	27
Net (gains) losses on disposals of businesses and investments	(348)	1	(347)	1
Deferred tax	9	(183)	(118)	(17)
Other	146	(286)	277	(325)
Changes in working capital and other items	240	(25)	160	(216)
Operating cash flows from continuing operations	696	445	961	779
Operating cash flows from discontinued operations	(1)	(12)	1	(71)
Net cash provided by operating activities	695	433	962	708
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(33)	(163)	(523)	(171)
Proceeds from disposals of businesses and investments	418	0	418	0
Proceeds from sales of LSEG shares	1,583	0	3,876	0
Capital expenditures	(127)	(137)	(267)	(308)
Other investing activities	45	62	68	62
Taxes paid on sales of LSEG shares and disposals of businesses	(252)	0	(270)	0
Investing cash flows from continuing operations	1,634	(238)	3,302	(417)
Investing cash flows from discontinued operations	(1)	(16)	(1)	(16)
Net cash provided by (used in) investing activities	1,633	(254)	3,301	(433)
FINANCING ACTIVITIES
Net borrowings under short-term loan facilities	1,132	50	771	50
Payments of lease principal	(15)	(16)	(31)	(33)
Payments for return of capital on common shares	(2,045)	0	(2,045)	0
Repurchases of common shares	0	(194)	(718)	(194)
Other financing activities	0	2	5	9
Net cash used in financing activities	(1,160)	(368)	(2,475)	(588)
Translation adjustments		(4)	1	(4)
Increase (decrease) in cash and cash equivalents	1,168	(193)	1,789	(317)
Cash and cash equivalents at beginning of period	1,690	654	1,069	778
Cash and cash equivalents at end of period	2,858	461	2,858	461
Supplemental cash flow information is provided in note 17.
Interest paid, net of debt related hedges	(76)	(66)	(102)	(80)
Interest received	16		24	1
Income taxes paid	(278)	(110)	(378)	(145)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(2)		(3)	(1)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(230)	(210)	(454)	(419)
Computer software [member]
Adjustments for:
Amortization expense	127	121	245	235
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 23	$ 25	$ 48	$ 51